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This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
APRIL 30, 2010.
_______________


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 24
FORM 13F INFORMATION TABLE VALUE TOTAL:	$101,043.28 (thousands)


FORM 13F INFORMATION TABLE
__________________________


COL 1                   COL 2 COL 3     COL 4     COL 5         COL 6 COL7 COL8
_______________________________________________________________________________
ISSUER  	        TITLE CUSIP     VALUE     SHS OR  SH/PUT INV  OTHR VOT
		         OF				  PRN/		   AUTH
		        CLASS           (X$1000)  PRN AMT CALL  DISC  MGRS SOLE
_______________________________________________________________________________

Terra Industries Inc	COM  880915103	9,929.92  217,000 SH   	yes  no    sole
Fed Home Loan Mtg	Com  313400301	44.45 	  35,000  SH    yes  no    sole
Goldman Sachs GR	Com  38141g104	853.15    5,000   SH    yes  no    sole
Callaway Golf Co        Com  131193104  2,267.63  257,101 SH    yes  no	   sole
BHP Billiton PLC	ADR  05545E209	5,259.26  76,856  ADR   yes  no    sole
Ivanhoe Mines Ltd/CA	OPT  46579N903	8,487.38  487,500 CALL  yes  no	   sole
Airgas Inc		Com  009363102	1,272.40  20,000  SH    yes  no	   sole
Allied Capital Corp	Com  01903Q108	1,260.39  253,600 SH    yes  no	   Sole
Baker Hughes Inc	Com  057224107	3,750.57  80,072  SH    yes  no	   sole
CKE Restaurants Inc	Com  12561E105	4,428.00  400,000 SH 	yes  no	   sole
CNX Gas Corp		Com  12618H309	2,283.00  60,000  SH 	yes  no	   sole
Exxon Mobil Corp	Com  30231G102	2,377.79  35,500  SH 	yes  no	   sole
Millipore Corp		OPT  601073909	11,088.00 105,000 CALL  yes  no	   sole
Millipore Corp		Com  601073109	6,864.00  65,000  SH 	yes  no	   sole
SkillSoft PLC		OPT  830928907	516.00 	  50,000  CALL  yes  no	   sole
SkillSoft PLC		OPT  830928907	46.44 	  4,500   CALL  yes  no	   sole
SkillSoft PLC		ADR  830928107	5,999.96  581,391 ADR   yes  no	   sole
CARNIVAL CORP		Com  143658300	6,806.76  175,071 SH	yes  no	   sole
SPDR Gold Trust		OPT  78463V907	17,432.00 160,000 SH	yes  no	   sole
Morgan Stanley		OPT  617446958	3,661.25  125,000 PUT	yes  no	   sole
Playboy Enterprises Inc	Com  728117300	1,841.66  503,187 SH	yes  no	   sole
Research In Motion Ltd	OPT  760975952	2,958.80  40,000  PUT	yes  no	   sole
Wells Fargo & Co	OPT  949746901	1,556.00  50,000  PUT	yes  no	   sole
Freeprt-McMoRan Cop&Gld	Com  35671D857	58.48 	  700 	  SH	yes  no	   sole




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